2001 Semi-Annual Report

The Royce Fundssm

Value Investing in Small Companies for More Than 25 Years

The

Royce

Funds

Royce Value Fund

Royce Value Plus Fund

Semi-Annual Report Reference Guide

        Schedules of Investments and Financial Statements           2

[Pull quote]

For more than 25 years, our approach has focused on evaluating a company's current worth -- our assessment of what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. This analysis takes into consideration a number of relevant factors, including the company's future prospects. We select these securities using a risk-averse value approach, with the expectation that their market prices should increase toward our estimate of their current worth, resulting in capital appreciation for Fund investors.

[End pull quote]

SCHEDULES OF INVESTMENTS	June 30, 2001 (unaudited)
ROYCE VALUE FUND

COMMON STOCKS - 27.4%

Consumer Products-4.7%		SHARES	VALUE
Other Consumer Products-4.7%
+	Travelocity.com a	800	$24,560
Total (Cost $20,328)			24,560

Technology-22.7%
Internet Software and Services-4.5%
+	RealNetworks a	2,000	23,500
Semiconductors and Equipment-4.0%
+	Mentor Graphics a	1,200	21,000
Telecommunication-14.2%
+	Allegiance Telecom a	1,600	23,984
+	McLeodUSA Cl. A a	5,000	22,950
+	Time Warner
	Telecom Cl. A a	800	26,816
			73,750
Total (Cost $101,746)			118,250

TOTAL COMMON STOCKS
	(Cost $122,074)		142,810

TOTAL INVESTMENTS-27.4%
	(Cost $122,074)		142,810

CASH AND OTHER ASSETS
	LESS LIABILITIES-72.6%		378,690

NET ASSETS - 100.0%			$521,500
ROYCE VALUE PLUS FUND

COMMON STOCKS - 32.5%

Consumer Products-4.6%	SHARES	VALUE
Other Consumer Products-4.6%
+ Travelocity.com a	800	$24,560
Total (Cost $20,328)		24,560

Industrial Services-2.6%
Commercial Services-2.6%
+ New Horizons Worldwide a	1,000	13,910
Total (Cost $13,821)		13,910

Technology-25.3%
Internet Software and Services-4.5%
+ RealNetworks a	2,000	23,500
Semiconductors and Equipment-4.0%
+ Mentor Graphics a	1,200	21,000
Software-3.4%
+ iGate Capital a	5,000	18,000
Telecommunication-13.4%
+ Allegiance Telecom a	1,400	20,986
+ McLeodUSA Cl. A a	5,000	22,950
+ Time Warner
Telecom Cl. A a	800	26,816
		70,752
Total (Cost $110,609)		133,252

TOTAL COMMON STOCKS
(Cost $144,758)		171,722

TOTAL INVESTMENTS-32.5%
(Cost $144,758)		171,722

CASH AND OTHER ASSETS
LESS LIABILITIES-67.5%		356,005

NET ASSETS - 100.0%		$527,727
a	Non-income producing.
+	New Additions in 2001.

Bold indicates a Fund's largest 20 equity holdings in terms of June 30, 2001 market value.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes for Royce Value Fund was $122,074. At June 30, 2001, net unrealized appreciation for all securities was $20,736, consisting of aggregate gross unrealized appreciation of $26,810 and aggregate gross unrealized depreciation of $6,074. The cost of total investments for Federal income tax purposes for Royce Value Plus Fund was $144,758. At June 30, 2001, net unrealized appreciation for all securities was $26,964, consisting of aggregate gross unrealized appreciation of $33,038 and aggregate gross unrealized depreciation of $6,074.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES	JUNE 30, 2001 (unaudited)
	Royce	Royce Value
	Value Fund	Plus Fund
ASSETS:
Investments at value*	$142,810	$171,722
Cash	380,311	357,631
Receivable for capital shares sold	-	-
Receivable for dividends and interest	-	-
Prepaid expenses and other assets	-	-
Total Assets	523,121	529,353

LIABILITIES:
Payable for investments purchased	-	-
Payable for investment advisory fees	-	-
Accrued expenses	1,621	1,626
Total Liabilities	1,621	1,626
Net Assets	$521,500	$527,727

ANALYSIS OF NET ASSETS:
Undistributed net investment income (loss)	$(311)	$(312)
Net unrealized appreciation on investments	20,736	26,964
Capital shares	100	100
Additional paid-in capital	500,975	500,975
Net Assets	$521,500	$527,727

SHARES OUTSTANDING:
(unlimited number of $.001 par value shares authorized for each Fund)	100,215	100,215

NET ASSET VALUES (Net Assets/Shares Outstanding):
(offering and redemption price** per share)	$5.20	$5.27

*Investments at identified cost	$122,074	$144,758
** Shares redeemed within six months of purchase are subject to a 1% redemption fee, payable to the Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

	Royce	Royce Value
	Value Fund	Plus Fund
	Period ended	Period ended
	June 30, 2001	June 30, 2001
	(unaudited)	(unaudited)
INVESTMENT OPERATIONS:
Net investment loss	($311)	($312)
Net change in unrealized appreciation
on investments	20,736	26,964
Net increase in net assets
from investment operations	20,425	26,652
DISTRIBUTIONS:
Net investment income	-	-
Total distributions	-	-
CAPITAL SHARE TRANSACTIONS:
Value of shares sold	501,075	501,075
Distributions reinvested	0	0
Value of shares redeemed	0	0
Net increase in net assets
from capital share transactions	501,075	501,075
NET INCREASE IN NET ASSETS	521,500	527,727
NET ASSETS:
Beginning of period	0	0
End of period	$521,500	$527,727
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS) AT END OF PERIOD	($311)	($312)

CAPITAL SHARE TRANSACTIONS (in shares):
Shares sold	100,215	100,215
Shares issued for reinvestment of distributions	0	0
Shares redeemed	0	0
Net increase in shares outstanding	100,215	100,215

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS	Six Months Ended June 30, 2001 (unaudited)
	Royce	Royce Value
	Value Fund	Plus Fund
INVESTMENT INCOME:
Expenses:
Investment advisory fees	$209	$210
Distribution fees	52	52
Custodian	425	430
Shareholder servicing	833	833
Audit	357	357
Shareholder reports	5	5
Other expenses	1	1
Total expenses	1,882	1,888
Fees waived by investment adviser and distributor	(261)	(262)
Expenses reimbursed by investment adviser	(1,310)	(1,314)
Net expenses	311	312
Net investment income (loss)	(311)	(312)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net change in unrealized appreciation on investments	20,736	26,964
Net realized and unrealized gain on investments	20,736	26,964
NET INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS	$20,425	$26,652

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating each Fund's performance for the periods presented.
				Net Realized		Distributions						Ratio of Net
		Net Asset		and	Distributions	From Net	Net Asset				Ratio of	Investment
		Value,	Net	Unrealized	From Net	Realized	Value,			Net Assets,	Expenses	Loss
		Beginning	Investment	Gain on	Investment	Gain on	End	Total		End of Period	to Average	to Average	Portfolio
		of Period	Loss	Investments	Income	Investments	of Period	Return		(in thousands)	Net Assets	Net Assets	Turnover Rate
Royce Value Fund (a)
+	2001	$5.00	$0.00	$0.20	-	-	$5.20	4.0%	**	$522	1.49% *	(1.49)% *	0% **

Royce Value Plus Fund (b)
+	2001	$5.00	$0.00	$0.27	-	-	$5.27	5.4%	**	$528	1.49% *	(1.49)% *	0% **

(a)

Expense ratio is shown after fee waiver and expense reimbursement by the investment adviser and/or the distributor. For the period ended June 30, 2001,the expense ratio before the waiver and reimbursement would have been 9.01%.

The Fund commenced operations on June 14, 2001.

(b)

Expense ratio is shown after fee waiver and expense reimbursement by the investment adviser and/or the distributor. For the period ended June 30, 2001, the expense ratio before the waiver and reimbursement would have been 9.01%.

The Fund commenced operations on June 14, 2001.

+	Period ended June 30, 2001 (unaudited).
*	Annualized.
**	Not annualized.

Notes to Financial Statements (unaudited)

Summary of Significant Accounting Policies:

        Royce Value Fund and Royce Value Plus Fund (the "Fund" or "Funds"), are two series of The Royce Fund (the "Trust"), a diversified open-end management investment company organized as a Delaware business trust. The Funds commenced operations on June 14, 2001.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

        Valuation of investments:

        Securities listed on an exchange or on the Nasdaq National Market System (NMS) are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq NMS securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

        Investment transactions and related investment income:

        Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and any non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

        Expenses:

        The Funds incur direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund's operations, while expenses applicable to more than one series of the Trust are allocated in an equitable manner. Allocated personnel and occupancy costs related to The Royce Funds are included in administrative and office facilities expenses. The Fund has adopted a deferred fee agreement that allows the Trustees to defer the receipt of all or a portion of Trustees Fees otherwise payable. The deferred fees remain invested in certain Royce Funds until distribution in accordance with the agreement.

        Taxes:

        As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year. The Schedules of Investments include information regarding income taxes under the caption "Income Tax Information."

         Distributions:

The Funds pay any dividends and capital gain distributions annually in December. These distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the capital accounts. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining undistributed at fiscal year end is distributed in the following year.

Notes to Financial Statements (unaudited) (continued)

        Repurchase agreements:

        The Funds enter into repurchase agreements with respect to portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of the Funds' assets. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

        Investment Adviser and Distributor:

        Investment Adviser:

        Under the Trust's investment advisory agreements with Royce & Associates, Inc. ("Royce"), Royce is entitled to receive management fees that are computed daily and payable monthly, at an annual rate of 1.00% of the average net assets of Royce Value Fund and Royce Value Plus Fund. Royce has contractually committed to waive its fees and reimburse expenses to the extent necessary to maintain the net annual ratio of operating expenses to average net assets at or below 1.49% for each Fund through December 31, 2002. For the period ended June 30, 2001, Royce voluntarily waived advisory fees of $209 and $210 for Royce Value Fund and Royce Value Plus Fund, respectively.

        Distributor:

        Royce Fund Services, Inc. ("RFS"), the distributor of the Trust's shares, is a wholly owned subsidiary of Royce. The distribution agreement provides for maximum fees at the annual rate of 0.25% of the average net assets of Royce Value Fund and Royce Value Plus Fund. RFS voluntarily waived the distribution fees of $52 and $52 for Royce Value Fund and Royce Value Plus Fund, respectively.

Purchases and Sales of Investment Securities:

        For the period ended June 30, 2001, the cost of purchases and the proceeds from sales of investment securities, other than short-term securities, were as follows:

	Royce Value Fund	Royce Value Plus Fund

Purchases	$122,074	$144,758
Sales	$0	$0